Schedule of Financing Lease Liability Related to Financing Right-of-use Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Less: short term portion	$ (16,853)	$ (19,898)		$ (19,050)
Long term portion	2,580	$ 9,375		$ 29,273
Theralink Technologies Inc [Member]
Financing lease payables for equipment	231,841		$ 231,841		$ 231,841
Total financing lease payables	231,841		231,841		231,841
Payments of financing lease liabilities	(183,318)		(143,456)		(95,726)
Total	48,523		88,385		136,115
Less: short term portion	(39,565)		(53,995)		(47,730)
Long term portion	$ 8,958		$ 34,390		$ 88,385